Organization and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Organization and Summary of Significant Accounting Policies

Note 1 – Organization and Summary of Significant Accounting Policies

Organization – Nickel Road Operating LLC, a Delaware limited liability company (the Company), was formed on July 25, 2017, for the purpose of engaging in the evaluation, acquisition, exploration, drilling, development, and production of oil and gas in the United States of America. The Company shall continue in existence until it is liquidated or dissolved under the terms of the Amended Limited Liability Company Agreement (the LLC Agreement).

As a Limited Liability Company (LLC), the amount of loss at risk for each individual member is limited to the amount of capital contributed to the LLC, and unless otherwise noted, the individual member’s liability for indebtedness of an LLC is limited to the member’s capital contributions.

Basis of presentation – The Company follows accounting standards established by the Financial Accounting Standards Board (FASB). The FASB sets accounting principles generally accepted in the United States of America (GAAP) to ensure consistent reporting of the Company’s financial condition, results of operations, and cash flows. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification (ASC) or “Codification.”

Use of estimates in the preparation of financial statements – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Depreciation, depletion, and amortization of oil and gas properties and the impairment of proved and unproved oil and gas properties are determined using estimates of oil and gas reserves. There are numerous uncertainties in estimating the quantity of reserves and in projecting the future rates of production and timing of development expenditures, including future costs to dismantle, dispose, and restore the Company’s properties. Oil and gas reserve engineering must be recognized as a subjective process of estimating underground accumulations of oil and gas that cannot be measured in an exact way.

Fair value of financial instruments – The Company’s financial instruments consist of cash and cash equivalents, restricted cash, trade receivables, trade payables, accrued liabilities, and derivative financial instruments. The carrying value of cash and cash equivalents, restricted cash, trade payables, accrued liabilities, and derivative financial instruments are considered to be representative of their fair market value due to the short maturity of these instruments. The carrying amount of debt reflected on the consolidated balance sheets approximates fair value as this debt has a variable interest rate that approximates a market interest rate.

Principles of consolidation – The accompanying consolidated financial statements are consolidated and include the accounts of the Company and its wholly owned subsidiaries, Source Rock Royalty LLC, Nickel Road Development LLC, and Peak Stone Properties LLC. All significant intercompany amounts have been eliminated in consolidation.

Nickel Road Operating LLC and Subsidiaries

Notes to Consolidated Financial Statements

Cash and cash equivalents – The Company considers all highly liquid investments with a maturity of three months or less, when purchased, to be cash equivalents. Cash and cash equivalents are maintained at financial institutions, and, at times, balances may exceed federally insured limits. The Company has not experienced any losses related to such balances, and management believes that the Company is not exposed to any significant risks on the balances.

Accounts receivable – Accounts receivable consist of uncollateralized joint interest owner obligations due within 30 days of the invoice date, uncollateralized accrued revenues due under normal trade terms, generally requiring payment within 30 days of production, and other miscellaneous receivables. All receivables are reviewed periodically, and appropriate actions are taken on past-due amounts and those deemed uncollectible, if any. No allowance for credit losses has been recorded as of September 30, 2024 and December 31, 2023. The accounts receivable balance on January 1, 2024 and 2023 was $6,556,000 and $4,059,000, respectively.

Significant customers – As of and for the period ended September 30, 2024, the Company’s two largest customers generated approximately 89% and 10% of sales, and one customer accounted for approximately 94% of accrued oil and gas sales.

As of and for the period ended September 30, 2023, the Company’s largest customer generated approximately 90% of sales, and one customer accounted for approximately 93% of accrued oil and gas sales.

Oil and gas properties – The Company accounts for its oil and gas operations using the successful efforts method of accounting. Under this method, all costs associated with property acquisitions, successful exploratory wells, and development wells are capitalized. Items charged to expense generally include geological and geophysical costs, costs of unsuccessful exploratory wells, delay rentals, and oil and gas production costs. Capitalized costs of proved leasehold costs are depleted on a well-by-well basis using the units-of-production method based on total proved developed producing oil and gas reserves. Other capitalized costs of producing properties are also depleted based on total proved developed producing reserves. Depletion expense for the periods ended September 30, 2024 and 2023 was approximately $10,675,000 and $12,810,000, respectively.

The Company assesses its proved oil and gas properties for impairment whenever events or circumstances indicate that the carrying value of the assets may not be recoverable, but at least annually. The impairment test compares undiscounted future net cash flows to the assets’ net book value. If the net capitalized costs exceed future net cash flows, then the cost of the property is written down to the estimated fair value. Fair value for oil and natural gas properties is generally determined based on an analysis of discounted future net cash flows adjusted for certain risk factors. As of September 30, 2024, the Company recorded approximately $28,954,000 impairment of proved oil and gas properties. There was no impairment of proved oil and gas properties as of September 30, 2023.

Unproved properties are assessed periodically on a project-by-project basis to determine whether an impairment has occurred. Management’s assessment includes consideration of the results of exploration activities, commodity price predictions or forecasts, planned future sales, or expiration of all or a portion of such projects. As of September 30, 2024, there was approximately $765,000 of impairment of unproved oil and gas properties. There was no impairment of unproved oil and gas properties as of September 30, 2023.

Nickel Road Operating LLC and Subsidiaries

Notes to Consolidated Financial Statements

Gains and losses arising from sales of oil and gas properties are included in other income. However, a partial sale of proved properties within an existing field that does not significantly affect the unit-of-production depletion rate will be accounted for as a normal retirement with no gain or loss recognized. The sale of a partial interest within a proved property is accounted for as a recovery of cost. The partial sale of unproved property is accounted for as a recovery of cost when there is uncertainty of the ultimate recovery of the cost applicable to the interest retained.

On March 1, 2023, the Company entered into an Asset Purchase Agreement with a third party to sell a portion of the Company’s royalty interests in oil and gas properties. The Company sold various royalty interests in oil and gas properties held in the DJ Basin to a third party for $7,000,000; after purchase price adjustments total proceeds were approximately $6,503,000. The oil and gas properties sold by the Company had a carrying value of approximately $2,017,000, resulting in a gain of approximately $4,486,000.

On January 11, 2024, the Company entered into an Asset Purchase Agreement with Prairie Operating Co., LLC (Prairie) to sell all of the Company’s interests in its oil and gas properties effective February 1, 2024, for cash proceeds of $83,000,000, of which $9,000,000 is held in escrow, subject to customary closing adjustments, and additional cash consideration of $11,500,000 for existing permitted locations drilled by Prairie.

On August 15, 2024, the Company signed an amendment to the Asset Purchase Agreement (the Transaction) with Prairie. The amendment increased the cash proceeds for all of the Company’s oil and gas properties to $84,500,000 and changed the effective date to January 1, 2024, subject to customary closing adjustments. Additionally, of the $9,000,000 held in an escrow account, Nickel Road Operating, LLC will receive $6,000,000 and Prairie will receive $3,000,000.

The Company received $6,000,000 of non-refundable escrow proceeds in August 2024 and incurred approximately $627,000 of transaction related costs. These proceeds were recorded as a gain on sale of oil and gas properties within the consolidated statements of operations during the period ended September 30, 2024. The Transaction closed on October 1, 2024. In October 2024, the Company received additional cash proceeds of approximately $49,616,000 in connection with the Transaction.

Derivative financial instruments – The Company enters into derivative contracts, primarily swaps, and collars to hedge future crude oil and natural gas production in order to mitigate the risk of market price fluctuations. All derivative instruments are recorded on the consolidated balance sheets at fair value. The Company has elected not to apply hedge accounting to any of its derivative transactions; consequently, the Company recognizes mark-to-market gains and losses in earnings currently, rather than deferring such amounts in other comprehensive income for those commodity derivatives that qualify as cash flow hedges.

Nickel Road Operating LLC and Subsidiaries

Notes to Consolidated Financial Statements

Asset retirement obligations – An asset retirement obligation associated with the retirement of a tangible long-lived asset is recognized as a liability in the period incurred, with an associated increase in the carrying amount of the related long-lived asset and oil and natural gas properties. The cost of the tangible asset, including the asset retirement cost, is depleted over the useful life of the asset. The asset retirement obligation is recorded at its estimated fair value, measured by reference to the expected future cash outflows required to satisfy the retirement obligation discounted at our credit-adjusted risk-free interest rate. Accretion expense is recognized over time, as the discounted liability is accreted to its expected settlement value. Accretion expense is recorded within “Depletion, depreciation, and amortization” in the consolidated statements of operations. If the estimated future cost of the asset retirement obligation changes, an adjustment is recorded to both the asset retirement obligation and the long-lived asset. Revisions to estimated asset retirement obligations can result from changes in retirement cost estimates, revisions to estimated inflation rates, and changes in the estimated timing of abandonment.

Deferred financing costs – Deferred financing costs are capitalized and amortized over the contractual term of the related obligations. The unamortized balance of total debt issuance costs of approximately $444,000 were recognized within prepaid expenses and long-term debt as a reduction of the current outstanding balance during the periods ended September 30, 2024 and December 31, 2023, respectively. During the periods ended September 30, 2024 and 2023 the Company recorded approximately $46,000 and $75,000 of amortization expense associated with the debt issuance costs, which is recorded as interest expense on the statement of operations. See Note 8 for further details.

Revenue recognition – The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers. Revenue from the sale of oil, natural gas liquids (NGLs), and natural gas is recognized as the product is delivered to the customers’ custody transfer points, and collectability is reasonably assured. The Company fulfills the performance obligations under the customer contracts through daily delivery of oil, NGLs, and natural gas to the customers’ custody transfer points, and revenues are recorded on a monthly basis. The prices received for oil, NGLs, and natural gas sales under the Company’s contracts are generally derived from stated market prices, which are then adjusted to reflect deductions, including transportation, fractionation, and processing. As a result, the revenues from the sale of oil, NGLs and natural gas, will decrease if market prices decline. The sales of oil, NGLs, and natural gas, as presented on the condensed consolidated statements of operations, represent the Company’s share of revenues, net of royalties and excluding revenue interests owned by others. When selling oil, NGLs, and natural gas on behalf of royalty owners or working interest owners, the Company is acting as an agent and, thus, reports the revenue on a net basis. To the extent actual volumes and prices of oil, NGLs, and natural gas sales are unavailable for a given reporting period because of timing or information not received from third parties, the expected sales volumes and prices for those properties are estimated and recorded.

Nickel Road Operating LLC and Subsidiaries

Notes to Consolidated Financial Statements

Income taxes – The Company is an LLC, which is not subject to U.S. federal income taxes. Rather, the Company’s taxable income flows through to the owners, who are responsible for paying the applicable income taxes on the income allocated to them. For tax years beginning on or after January 1, 2018, the Company is subject to audit rules enacted as part of the Bipartisan Budget Act of 2015 (the Centralized Partnership Audit Regime). Under the Centralized Partnership Audit Regime, any IRS audit of the Company would be conducted at the Company level, and if the IRS determines an adjustment, the default rule is that the Company would pay an “imputed underpayment,” including interest and penalties, if applicable. The Company may, instead, elect to make a “push-out” election, in which case the partners for the period that is under audit would be required to take into account the adjustments on their own personal income tax returns.

The LLC Agreement does not stipulate how the Company will address imputed underpayments. If the Company receives an imputed underpayment, a determination will be made based on the relevant facts and circumstances that exist at that time. Any payments that the Company ultimately makes on behalf of its current partners will be reflected as a dividend, rather than as a tax expense, at the time that such dividend is declared.

The Company has not recorded any liabilities as of September 30, 2024 or December 31, 2023 related to uncertain tax provisions. As of September 30, 2024 and December 31, 2023, the Company made no provision for interest or penalties related to uncertain tax positions. The Company files income tax returns in the U.S. federal jurisdiction and in various states. There are currently no federal or state income tax examinations underway for these jurisdictions.

Leases – The Company accounts for leases in accordance with ASC Topic 842, Leases, (Topic 842), which requires lessees to recognize operating and finance leases with terms greater than 12 months on the consolidated balance sheet. The Company evaluates a contractual arrangement at its inception to determine if it is a lease or contains an identifiable lease component. Certain leases may contain both lease and non-lease components. The Company’s policy for all asset classes is to combine lease and non-lease components together and account for the arrangement as a single lease.

Certain assumptions and judgments made by the Company when evaluating a contract that meets the definition of a lease under Topic 842 include those to determine the discount rate and lease term. Unless implicitly defined, the Company determines the present value of future lease payments using an estimated incremental borrowing rate based on a yield curve analysis that factors in certain assumptions, including the term of the lease and credit rating of the Company at lease inception. The Company evaluates each contract containing a lease arrangement at inception to determine the length of the lease term when recognizing a right-of-use (ROU) asset and corresponding lease liability. When determining the lease term, options available to extend or early terminate the arrangement are evaluated and included when it is reasonably certain an option will be exercised. Exercising an early termination option may result in an early termination penalty depending on the terms of the underlying agreement. The Company excludes from the balance sheet leases with terms that are less than one year.

Nickel Road Operating LLC and Subsidiaries

Notes to Consolidated Financial Statements

An ROU asset represents a lessee’s right to use an underlying asset for the lease term, while the associated lease liability represents the lessee’s obligations to make lease payments. At the commencement date, which is the date on which a lessor makes an underlying asset available for use by a lessee, a lease ROU asset and corresponding lease liability is recognized based on the present value of the future lease payments. The initial measurement of lease payments may also be adjusted for certain items, including options that are reasonably certain to be exercised, such as options to purchase the asset at the end of the lease term, or options to extend or early terminate the lease. Excluded from the initial measurement of an ROU asset and corresponding lease liability are certain variable lease payments, such as payments made that vary depending on actual usage or performance.

Subsequent to initial measurement, costs associated with the Company’s operating leases are either expensed or capitalized depending on how the underlying ROU asset is utilized and in accordance with GAAP requirements. When calculating the Company’s ROU asset and liability for a contractual arrangement that qualifies as an operating lease, the Company considers all of the necessary payments made or that are expected to be made upon commencement of the lease. As discussed above, excluded from the initial measurement are certain variable lease payments. Please refer to Note 6 – Leases for additional discussion.